LONG-TERM DEBT - Senior Notes (Details) - USD ($) $ in Millions									12 Months Ended
	Sep. 09, 2024	Mar. 12, 2021	Jun. 04, 2020	Sep. 16, 2019	Sep. 06, 2019	Sep. 22, 2016	Sep. 15, 2016	Sep. 15, 2016	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Aug. 01, 2019	Feb. 01, 2016
Debt Instrument [Line Items]
Loss on extinguishment of debt									$ 0	$ 0	$ 9
Senior Notes 2026
Debt Instrument [Line Items]
Issuance date of debt						Sep. 22, 2016
Aggregate face amount of debt						$ 300
Maturity date						Sep. 22, 2026
Fixed interest rate per annum (in hundredths)						3.05%
Interest payment frequency						semi-annually
Date payments commenced						Mar. 22, 2017
Debt Instrument, Redemption Price, Percentage	99.624%
Senior Notes 2027
Debt Instrument [Line Items]
Issuance date of debt	Sep. 09, 2024
Aggregate face amount of debt	$ 600
Maturity date	Sep. 09, 2027
Fixed interest rate per annum (in hundredths)	4.20%
Interest payment frequency	semi-annually
Date payments commenced	Mar. 09, 2025
Debt Instrument, Redemption Price, Percentage	99.866%
Senior Notes 2029
Debt Instrument [Line Items]
Issuance date of debt				Sep. 16, 2019
Aggregate face amount of debt				$ 500
Maturity date				Sep. 15, 2029
Fixed interest rate per annum (in hundredths)				2.75%
Interest payment frequency				semi-annually
Date payments commenced				Mar. 15, 2020
Debt Instrument, Redemption Price, Percentage				99.316%
Senior Notes 2030 [Member]
Debt Instrument [Line Items]
Issuance date of debt			Jun. 04, 2020
Aggregate face amount of debt			$ 500
Maturity date			Jun. 04, 2030
Fixed interest rate per annum (in hundredths)			2.10%
Interest payment frequency			semi-annually
Date payments commenced			Dec. 04, 2020
Debt Instrument, Redemption Price, Percentage			99.812%
Senior Notes 2031
Debt Instrument [Line Items]
Issuance date of debt		Mar. 12, 2021
Aggregate face amount of debt		$ 850
Maturity date		Mar. 12, 2031
Fixed interest rate per annum (in hundredths)		2.30%
Interest payment frequency		semi-annually
Date payments commenced		Sep. 12, 2021
Debt Instrument, Redemption Price, Percentage		99.822%
2034 Senior Notes
Debt Instrument [Line Items]
Issuance date of debt	Sep. 09, 2024
Aggregate face amount of debt	$ 600
Maturity date	Sep. 09, 2034
Fixed interest rate per annum (in hundredths)	4.75%
Interest payment frequency	semi-annually
Date payments commenced	Mar. 09, 2025
Debt Instrument, Redemption Price, Percentage	99.638%
Treasury Lock
Debt Instrument [Line Items]
Derivative, Notional Amount												$ 250
Treasury Lock | Senior Notes 2029 | Cash Flow Hedges | Derivatives Designated as Hedging Instrument
Debt Instrument [Line Items]
Derivative, Notional Amount												$ 250
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred					$ (6)				(3)
Interest Rate Swap [Member] | Senior Notes 2026 | Cash Flow Hedges | Derivatives Designated as Hedging Instrument
Debt Instrument [Line Items]
Derivative, Notional Amount													$ 300
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred							$ (10)	$ (10)	$ (2)